Cash and Cash Equivalents - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Interest income earned from cash in banks and temporary cash investments	₱ 957	₱ 612	₱ 582